Debt	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Debt

Note 9 Debt

On June 13, 2019, Bell Canada redeemed, prior to maturity, its 3.25% Series M-27 medium term note (MTN) debentures, having an outstanding principal amount of $1 billion, which were due June 17, 2020.

On May 24, 2019, Bell Canada redeemed, prior to maturity, its 3.54% Series M-37 debentures, having an outstanding principal amount of $400 million, which were due on June 12, 2020.

In Q2 2019, we incurred early debt redemption charges of $18 million which were recorded in Other (expense) income in the income statement.

On May 13, 2019, Bell Canada issued 2.75% Series M-49 MTN debentures under its 1997 trust indenture, with a principal amount of $600 million, which mature on January 29, 2025. In addition, on the same date, Bell Canada issued 4.30% Series US-2 Notes under its 2016 trust indenture, with a principal amount of $600 million in U.S. dollars ($808 million in Canadian dollars), which mature on July 29, 2049. The Series US-2 Notes have been hedged for foreign currency fluctuations through cross currency interest rate swaps. See Note 11, Financial assets and liabilities, for additional details.